UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                    as of September 30, 2018 (Unaudited)

DWS RREEF Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 95.9%
Argentina 0.4%
Corp. America Airports SA* (a) (Cost $17,131,920)	1,007,760	8,606,270
Australia 4.3%
APA Group (Units)	2,728,280	19,681,928
Atlas Arteria Ltd. (Units)	7,178,355	36,218,337
Sydney Airport (Units)	5,983,037	29,798,133
(Cost $76,678,988)		85,698,398
Canada 15.2%
Canadian Pacific Railway Ltd.	48,880	10,339,862
Enbridge, Inc.	1,568,080	50,600,065
Keyera Corp. (a)	1,329,550	35,625,538
Pembina Pipeline Corp. (a)	2,529,369	85,947,436
TransCanada Corp. (a)	2,995,446	121,195,376
(Cost $303,636,845)		303,708,277
China 1.2%
China Tower Corp. Ltd. "H", 144A*	66,394,000	9,753,409
ENN Energy Holdings Ltd.	1,575,240	13,683,129
(Cost $18,690,530)		23,436,538
Denmark 2.2%
Orsted AS 144A (Cost $39,516,268)	654,665	44,470,619
France 6.3%
Aeroports de Paris	69,690	15,689,149
Eutelsat Communications SA	905,376	21,402,172
Getlink	2,153,709	27,506,213
VINCI SA	630,888	60,079,060
(Cost $105,700,783)		124,676,594
Hong Kong 2.7%
Hong Kong & China Gas Co., Ltd. (Cost $42,065,287)	26,996,151	53,589,861
Indonesia 0.3%
Sarana Menara Nusantara Tbk PT (Cost $8,746,897)	144,242,763	4,723,717
Italy 2.0%
Atlantia SpA	1,012,080	20,998,608
Terna Rete Elettrica Nazionale SpA	3,618,131	19,328,031
(Cost $41,947,558)		40,326,639
Japan 1.7%
Japan Airport Terminal Co., Ltd. (Cost $27,678,795)	746,400	33,963,105
Mexico 0.5%
Infraestructura Energetica Nova SAB de CV (Cost $8,072,286)	2,120,762	10,539,215
Netherlands 1.1%
Koninklijke Vopak NV (Cost $19,155,048)	423,651	20,875,395
New Zealand 0.9%
Auckland International Airport Ltd. (Cost $16,398,458)	3,593,190	17,386,745
Spain 8.4%
Cellnex Telecom SA 144A	2,005,697	52,698,831
Ferrovial SA	4,315,811	89,544,325
Red Electrica Corp. SA	1,227,175	25,703,611
(Cost $150,697,278)		167,946,767
United Kingdom 4.3%
Severn Trent PLC	1,874,223	45,168,534
United Utilities Group PLC	4,457,977	40,906,121
(Cost $107,895,281)		86,074,655
United States 44.4%
Ameren Corp.	715,890	45,258,566
American Tower Corp. (REIT)	552,083	80,217,660
American Water Works Co., Inc.	810,100	71,264,497
Cheniere Energy, Inc.*	550,791	38,274,466
Consolidated Edison, Inc.	538,437	41,023,515
Crown Castle International Corp. (REIT)	1,319,911	146,945,692
CSX Corp.	277,040	20,514,812
Edison International	749,519	50,727,446
Evergy, Inc.	488,333	26,819,248
Kinder Morgan, Inc.	3,574,783	63,380,902
NiSource, Inc.	2,512,427	62,609,681
ONEOK, Inc.	372,868	25,276,722
PG&E Corp.*	1,293,828	59,529,026
Sempra Energy	932,339	106,053,561
Waste Connections, Inc.	127,580	10,177,057
Waste Management, Inc.	224,180	20,256,905
Williams Companies, Inc.	628,530	17,089,731
(Cost $686,916,674)		885,419,487
Total Common Stocks (Cost $1,670,928,896)		1,911,442,282
Master Limited Partnerships 2.5%
United States
Fairway Energy LP (Units), 144A* (b)	6,190,000	21,850,700
Magellan Midstream Partners LP (a)	417,200	28,252,784
Total Master Limited Partnerships (Cost $91,128,832)		50,103,484
Infrastructure Investment Trusts 1.0%
India
India Grid Trust (Units), 144A	8,154,594	10,124,341
IRB InvIT Fund (Units), 144A	9,795,000	10,066,595
Infrastructure Investment Trusts (Cost $27,874,965)		20,190,936
Securities Lending Collateral 5.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d) (Cost $112,223,693)	112,223,693	112,223,693
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 2.03% (c) (Cost $10,623,478)	10,623,478	10,623,478
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,912,779,864)	105.5	2,104,583,873
Other Assets and Liabilities, Net	(5.5)	(110,581,150)
Net Assets	100.0	1,994,002,723

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 5.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d)
76,751,142	35,472,551(e)	—	—	—	410,996	—	112,223,693	112,223,693
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 2.03% (c)
19,327,198	568,636,451	577,340,171	—	—	140,618	—	10,623,478	10,623,478
96,078,340	604,109,002	577,340,171	—	—	551,614	—	122,847,171	122,847,171

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $107,497,805, which is 5.4% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At September 30, 2018 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Utilities	736,356,589	37%
Energy	508,369,115	26%
Industrials	411,145,176	21%
Real Estate	227,163,352	11%
Communication Services	88,578,129	4%
Financials	10,124,341	1%
Total	1,981,736,702	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$8,606,270	$—	$—	$8,606,270
Australia	85,698,398	—	—	85,698,398
Canada	303,708,277	—	—	303,708,277
China	23,436,538	—	—	23,436,538
Denmark	44,470,619	—	—	44,470,619
France	124,676,594	—	—	124,676,594
Hong Kong	53,589,861	—	—	53,589,861
Indonesia	4,723,717	—	—	4,723,717
Italy	40,326,639	—	—	40,326,639
Japan	33,963,105	—	—	33,963,105
Mexico	10,539,215	—	—	10,539,215
Netherlands	20,875,395	—	—	20,875,395
New Zealand	17,386,745	—	—	17,386,745
Spain	167,946,767	—	—	167,946,767
United Kingdom	86,074,655	—	—	86,074,655
United States	885,419,487	—	—	885,419,487
Master Limited Partnerships	28,252,784	—	21,850,700	50,103,484
Infrastructure Investment Trusts	20,190,936	—	—	20,190,936
Short-Term Investments (f)	122,847,171	—	—	122,847,171
Total	$2,082,733,173	$—	$21,850,700	$2,104,583,873

(f)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Master Limited Partnerships
Balance as of December 31, 2017	$49,598,143
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(27,747,443)
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of September 30, 2018	$21,850,700
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$(27,747,443)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/18	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Master Limited Partnership: Crude Oil & Refined Products	$ 21,850,700	Discounted Cash Flow Methodology	WACC (weighted average cost of capital) Terminal Growth Rate	9.32% 2.02%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's equity investments include the WACC (weighted average cost of capital), terminal growth rate, and cash flows. A significant change in any of these three variables could result in a material change in the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018